Commitments and Contingencies (Details Narrative) - USD ($) $ in Millions			12 Months Ended
	Dec. 19, 2025	Nov. 21, 2024	Dec. 31, 2025
Deferred bonuses outstanding amount			$ 0.1
Deposits payment		$ 3.0
Cash obligation			$ 3.0
Contingency record			The Company currently considers an adverse outcome reasonably possible but not probable. The estimated range of loss is $0 to $7.8 million. Accordingly, no accrual has been recorded for this contingency beyond the $3.0 million already reflected in the financial statements.
Common Class A [Member]
Number of share issued	125,000